HEDGE ACCOUNTING - Financial instruments for hedging - liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Nov. 02, 2016 USD ($)
Disclosure of financial liabilities [line items]
Liabilities	$ 94,298	$ 195,539	$ 500
Forward contracts
Disclosure of financial liabilities [line items]
Liabilities	90,726	195,539
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Liabilities	74,529	1,128
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Liabilities	16,197	$ 194,411
Swap
Disclosure of financial liabilities [line items]
Liabilities	3,572
Interest rate
Disclosure of financial liabilities [line items]
Liabilities	$ 3,572